Stockholders' and Mezzanine equity - Equity Distribution Agreement (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	May 24, 2016
Common Stock
Proceeds from sale of common stock	$ 65,446	$ 122,779
Class A common stock
Common Stock
Offering value to sell common stock shares under equity distribution agreement			$ 73,000
Proceeds from sale of common stock	1,800
Gross proceeds from sale of common stock	2,100
Professional services expenses	300
Aggregate offering price	$ 70,900
Common Stock | Class A common stock
Common Stock
Sale of stock (in shares)	0.5